Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (99.4%)
Communication Services (4.2%)
*,1	Yelp Inc. Class A	167,726	5,149
*,1	Live Nation Entertainment Inc.	69,878	4,891
*,1	Match Group Inc.	109,657	4,210
*	Charter Communications Inc. Class A	5,648	2,020
*,1	Clear Channel Outdoor Holdings Inc.	1,442,249	1,731
*,1	TripAdvisor Inc.	80,256	1,594
*,1	WideOpenWest Inc.	98,658	1,049
*,1	ZipRecruiter Inc. Class A	61,013	972
	Iridium Communications Inc.	12,750	790
*,1	Altice USA Inc. Class A	202,103	691
	Cable One Inc.	893	627
*	Alphabet Inc. Class A	5,807	602
			24,326
Consumer Discretionary (10.4%)
[1]	Boyd Gaming Corp.	76,647	4,915
*,1	Tri Pointe Homes Inc.	166,091	4,205
[1]	Buckle Inc.	116,607	4,162
*,1	Capri Holdings Ltd.	86,174	4,050
*,1	Everi Holdings Inc.	233,793	4,010
[1]	Travel & Leisure Co.	100,537	3,941
*,1	Skyline Champion Corp.	49,363	3,714
	Toll Brothers Inc.	55,486	3,331
*	NVR Inc.	517	2,881
*	Taylor Morrison Home Corp. Class A	66,608	2,548
*,1	Chegg Inc.	136,180	2,220
[1]	Macy's Inc.	105,828	1,851
*	Stride Inc.	42,297	1,660
	Oxford Industries Inc.	15,623	1,650
*	Shake Shack Inc. Class A	28,975	1,608
*	Expedia Group Inc.	16,274	1,579
*,1	Perdoceo Education Corp.	103,613	1,391
*	Grand Canyon Education Inc.	10,299	1,173
*	Visteon Corp.	7,214	1,131
*	Ulta Beauty Inc.	2,069	1,129
[1]	Signet Jewelers Ltd.	14,177	1,103
*	Under Armour Inc. Class A	99,476	944
	General Motors Co.	25,601	939
	ADT Inc.	121,085	875
	Dine Brands Global Inc.	12,134	821
	Murphy USA Inc.	3,144	811
*	Caesars Entertainment Inc.	13,413	655
*	Golden Entertainment Inc.	14,796	644

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	22,699	630
*	Qurate Retail Inc. Series A	278,738	275
			60,846
Consumer Staples (4.4%)
[1]	Cal-Maine Foods Inc.	64,532	3,929
[1]	Primo Water Corp.	251,029	3,853
[1]	Kroger Co.	74,189	3,663
[1]	Archer-Daniels-Midland Co.	41,813	3,331
[1]	Coca-Cola Consolidated Inc.	5,253	2,811
*,1	Herbalife Nutrition Ltd.	161,552	2,601
[1]	Ingles Markets Inc. Class A	20,359	1,806
	Altria Group Inc.	36,564	1,631
	Andersons Inc.	24,555	1,015
	Kimberly-Clark Corp.	6,084	816
	John B Sanfilippo & Son Inc.	5,939	576
			26,032
Energy (6.2%)
[1]	Marathon Petroleum Corp.	37,900	5,110
*,1	Weatherford International plc	83,695	4,967
*,1	Par Pacific Holdings Inc.	170,002	4,964
*,1	US Silica Holdings Inc.	350,863	4,190
[1]	Liberty Energy Inc. Class A	309,833	3,969
[1]	Helmerich & Payne Inc.	100,538	3,594
	Valero Energy Corp.	19,771	2,760
*	Nabors Industries Ltd. (XNYS)	17,285	2,107
*,1	Southwestern Energy Co.	370,429	1,852
	EOG Resources Inc.	9,744	1,117
*,1	W&T Offshore Inc.	185,234	941
	DHT Holdings Inc.	53,202	575
			36,146
Financials (15.9%)
[1]	MGIC Investment Corp.	372,653	5,001
[1]	Essent Group Ltd.	124,727	4,995
[1]	Radian Group Inc.	216,957	4,795
[1]	CNO Financial Group Inc.	213,523	4,738
[1]	W R Berkley Corp.	73,413	4,571
[1]	American International Group Inc.	88,794	4,472
[1]	OFG Bancorp	177,331	4,423
[1]	Equitable Holdings Inc.	165,668	4,206
[1]	American Equity Investment Life Holding Co.	110,786	4,043
[1]	American Financial Group Inc.	32,423	3,939
[1]	Jackson Financial Inc. Class A	103,531	3,873
[1]	Corebridge Financial Inc.	237,627	3,807
[1]	Carlyle Group Inc.	115,451	3,586
	LPL Financial Holdings Inc.	15,417	3,120
	Ameriprise Financial Inc.	9,793	3,001
	Westamerica BanCorp.	63,549	2,815
[1]	Stewart Information Services Corp.	69,533	2,806
	Comerica Inc.	64,605	2,805
[1]	Citigroup Inc.	55,358	2,596
	Popular Inc.	38,882	2,232
*,1	Cannae Holdings Inc.	105,949	2,138
*,1	LendingClub Corp.	274,739	1,981
[1]	Charles Schwab Corp.	27,791	1,456
[1]	Unum Group	36,091	1,428
[1]	Central Pacific Financial Corp.	64,969	1,163
	Lincoln National Corp.	51,084	1,148

		Shares	Market Value ($000)
	Brown & Brown Inc.	15,608	896
[1]	Brightsphere Investment Group Inc.	35,715	842
	Affiliated Managers Group Inc.	5,441	775
[1]	Navient Corp.	48,150	770
[1]	International Bancshares Corp.	16,323	699
	Synovus Financial Corp.	20,032	618
[1]	First Bancorp (XNGS)	17,339	616
*	Palomar Holdings Inc.	10,893	601
	S&T Bancorp Inc.	18,287	575
	Banner Corp.	10,135	551
[1]	Eagle Bancorp Inc.	14,684	491
[1]	UMB Financial Corp.	8,076	466
			93,038
Health Care (9.9%)
*,1	Nevro Corp.	124,744	4,510
*,1	Tenet Healthcare Corp.	74,671	4,437
*,1	Veradigm Inc.	329,115	4,295
*,1	Lantheus Holdings Inc.	43,924	3,626
*,1	AMN Healthcare Services Inc.	40,442	3,355
	Agilent Technologies Inc.	20,474	2,832
*,1	Alkermes plc	69,807	1,968
*,1	Health Catalyst Inc.	166,549	1,944
*	Inspire Medical Systems Inc.	7,835	1,834
*,1	STAAR Surgical Co.	26,075	1,668
*,1	ACADIA Pharmaceuticals Inc.	87,414	1,645
	Elevance Health Inc.	3,386	1,557
*	Protagonist Therapeutics Inc.	66,075	1,520
*,1	Medpace Holdings Inc.	7,379	1,388
*,1,2	Novavax Inc.	191,258	1,325
*	Teladoc Health Inc.	49,543	1,283
	Gilead Sciences Inc.	15,262	1,266
*,1	Deciphera Pharmaceuticals Inc.	77,466	1,197
*,1	Intercept Pharmaceuticals Inc.	86,294	1,159
*	Pediatrix Medical Group Inc.	70,844	1,056
*	Biogen Inc.	3,688	1,025
*,1	Agenus Inc.	671,505	1,021
*	NeoGenomics Inc.	57,417	1,000
	Pfizer Inc.	22,013	898
	AmerisourceBergen Corp. Class A	5,558	890
*	PTC Therapeutics Inc.	18,035	874
*,1	Veeva Systems Inc. Class A	4,476	823
*	GE Healthcare Inc.	9,846	808
	UnitedHealth Group Inc.	1,708	807
*,1	FibroGen Inc.	36,712	685
*,1	Sangamo Therapeutics Inc.	376,349	662
	Cardinal Health Inc.	8,432	637
*	Ultragenyx Pharmaceutical Inc.	15,588	625
*	Twist Bioscience Corp.	35,430	534
*	Seres Therapeutics Inc.	88,955	504
*	REGENXBIO Inc.	25,441	481
*	Cerus Corp.	145,470	432
*,1	Cross Country Healthcare Inc.	18,698	417
*	CareDx Inc.	45,010	411
*,1	Codexis Inc.	54,904	227
*	Nektar Therapeutics Class A	261,128	184
*	Amneal Pharmaceuticals Inc.	93,850	130
			57,940

		Shares	Market Value ($000)
Industrials (16.7%)
*,1	Atkore Inc.	37,045	5,204
*,1	GMS Inc.	88,756	5,138
	Applied Industrial Technologies Inc.	36,032	5,121
[1]	Kforce Inc.	80,723	5,105
[1]	Acuity Brands Inc.	27,624	5,048
[1]	Allison Transmission Holdings Inc.	109,168	4,939
*,1	United Airlines Holdings Inc.	109,321	4,838
[1]	United Rentals Inc.	11,763	4,655
	Tetra Tech Inc.	31,231	4,588
*,1	American Airlines Group Inc.	265,103	3,910
*,1	NOW Inc.	349,932	3,902
	Watts Water Technologies Inc. Class A	22,045	3,711
[1]	Ryder System Inc.	36,569	3,263
	AGCO Corp.	24,073	3,255
	IDEX Corp.	13,301	3,073
	H&E Equipment Services Inc.	64,272	2,843
*,1	MRC Global Inc.	288,288	2,802
	Cintas Corp.	5,912	2,735
[1]	GrafTech International Ltd.	547,709	2,662
	Herc Holdings Inc.	20,840	2,374
[1]	UFP Industries Inc.	24,829	1,973
	nVent Electric plc	43,694	1,876
[1]	Esab Corp.	30,956	1,829
	AMETEK Inc.	12,556	1,825
	EMCOR Group Inc.	9,178	1,492
[1]	Boise Cascade Co.	21,329	1,349
[1]	Terex Corp.	23,789	1,151
[1]	Veritiv Corp.	7,665	1,036
*	Clean Harbors Inc.	6,301	898
	Caterpillar Inc.	3,449	789
[1]	ManpowerGroup Inc.	8,526	704
*	Hub Group Inc. Class A	8,153	684
*,1	Titan International Inc.	62,254	653
*,1	SkyWest Inc.	28,786	638
*	ASGN Inc.	7,057	583
	Automatic Data Processing Inc.	2,497	556
*,1	Conduent Inc.	154,895	531
	Heidrick & Struggles International Inc.	10,156	308
			98,041
Information Technology (13.4%)
	Lam Research Corp.	10,203	5,409
*,1	Everbridge Inc.	145,241	5,036
*,1	Splunk Inc.	51,673	4,954
*,1	Nutanix Inc. Class A	180,189	4,683
*,1	Extreme Networks Inc.	243,708	4,660
*,1	Rapid7 Inc.	100,892	4,632
*,1	Wix.com Ltd.	46,361	4,627
*,1	CommScope Holding Co. Inc.	686,837	4,375
*	Yext Inc.	416,328	4,001
*,1	Axcelis Technologies Inc.	26,665	3,553
*,1	EngageSmart Inc.	158,033	3,042
*	Impinj Inc.	21,026	2,849
*,1	Arrow Electronics Inc.	20,399	2,547
*	Infinera Corp.	291,789	2,264
*,1	TTM Technologies Inc.	155,722	2,101
*	Palo Alto Networks Inc.	10,202	2,038
*,1	Domo Inc. Class B	143,557	2,037

		Shares	Market Value ($000)
*	New Relic Inc.	24,742	1,863
*	CommVault Systems Inc.	25,419	1,442
*	DocuSign Inc. Class A	23,384	1,363
[1]	Xerox Holdings Corp.	85,155	1,311
[1]	Vishay Intertechnology Inc.	49,732	1,125
*	Dropbox Inc. Class A	50,857	1,100
*	Enphase Energy Inc.	5,204	1,094
*	Cadence Design Systems Inc.	4,919	1,033
*,1	Cirrus Logic Inc.	8,209	898
*,1	Super Micro Computer Inc.	8,048	858
*	Pure Storage Inc. Class A	30,022	766
*,1	RingCentral Inc. Class A	20,556	630
*	Trimble Inc.	11,959	627
*,1	Kyndryl Holdings Inc.	41,636	615
*	Synaptics Inc.	5,454	606
	NetApp Inc.	9,470	605
			78,744
Materials (7.2%)
	Eagle Materials Inc.	34,873	5,118
[1]	Warrior Met Coal Inc.	130,236	4,781
[1]	AdvanSix Inc.	123,248	4,717
	Albemarle Corp.	21,029	4,648
[1]	Reliance Steel & Aluminum Co.	15,025	3,858
	Steel Dynamics Inc.	34,067	3,852
*,1	Constellium SE Class A	206,553	3,156
*,1	Ecovyst Inc.	277,658	3,068
[1]	Chemours Co.	75,299	2,254
	CF Industries Holdings Inc.	21,829	1,582
*	Century Aluminum Co.	139,923	1,399
	Orion Engineered Carbons SA	32,528	849
*,1	Arconic Corp.	30,620	803
[1]	Tronox Holdings plc Class A	53,178	765
	United States Steel Corp.	25,866	675
*	LSB Industries Inc.	55,089	569
			42,094
Real Estate (6.7%)
	Public Storage	16,201	4,895
[1]	Essential Properties Realty Trust Inc.	194,633	4,837
[1]	Apple Hospitality REIT Inc.	273,860	4,250
[1]	Highwoods Properties Inc.	172,106	3,991
[1]	DiamondRock Hospitality Co.	469,379	3,816
[1]	American Assets Trust Inc.	182,690	3,396
[1]	Brandywine Realty Trust	610,093	2,886
[1]	RLJ Lodging Trust	196,847	2,087
	Equity Commonwealth	82,185	1,702
	National Retail Properties Inc.	28,164	1,243
	Mid-America Apartment Communities Inc.	6,303	952
*	Zillow Group Inc. Class C	17,878	795
[1]	Getty Realty Corp.	20,141	726
	EPR Properties	18,569	708
[1]	Rayonier Inc.	19,675	654
[1]	Retail Opportunity Investments Corp.	46,297	646
	St. Joe Co.	15,060	627
[1]	Xenia Hotels & Resorts Inc.	44,920	588
[1]	Piedmont Office Realty Trust Inc. Class A	78,546	573
			39,372

		Shares	Market Value ($000)
Utilities (4.4%)
[1]	Otter Tail Corp.	70,035	5,061
[1]	National Fuel Gas Co.	81,970	4,733
[1]	Evergy Inc.	72,981	4,461
[1]	AES Corp.	171,181	4,122
[1]	Vistra Corp.	147,081	3,530
	Pinnacle West Capital Corp.	24,400	1,934
	Clearway Energy Inc. Class C	58,261	1,825
			25,666
Total Common Stocks—Long Positions (Cost $568,443)			582,245
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $3,721)	37,213	3,721
Common Stocks Sold Short (-99.0%)
Communication Services (-4.2%)
*	Madison Square Garden Entertainment Corp.	(88,279)	(5,215)
*	Take-Two Interactive Software Inc.	(43,155)	(5,148)
*	Ziff Davis Inc.	(59,922)	(4,677)
	Paramount Global Inc. Class B	(111,796)	(2,494)
*	Roblox Corp. Class A	(48,447)	(2,179)
*	Lions Gate Entertainment Corp. Class A	(142,343)	(1,576)
*	Liberty Broadband Corp. Class C	(18,231)	(1,489)
*	ZoomInfo Technologies Inc. Class A	(56,639)	(1,400)
*	Globalstar Inc.	(348,773)	(405)
			(24,583)
Consumer Discretionary (-10.0%)
	Strategic Education Inc.	(57,615)	(5,176)
*	LGI Homes Inc.	(44,380)	(5,061)
	Krispy Kreme Inc.	(322,333)	(5,012)
*	Mattel Inc.	(249,890)	(4,601)
	Newell Brands Inc.	(347,401)	(4,322)
*	Mister Car Wash Inc.	(495,835)	(4,274)
*	Leslie's Inc.	(377,044)	(4,151)
*	CarMax Inc.	(59,714)	(3,838)
*	Sonos Inc.	(151,706)	(2,976)
*	Las Vegas Sands Corp.	(48,605)	(2,792)
*	Hanesbrands Inc.	(401,836)	(2,114)
*	Xponential Fitness Inc. Class A	(62,949)	(1,913)
*	Bally's Corp.	(85,878)	(1,676)
	Leggett & Platt Inc.	(51,673)	(1,647)
*	Ollie's Bargain Outlet Holdings Inc.	(23,498)	(1,362)
*	Carnival Corp.	(96,905)	(984)
	Choice Hotels International Inc.	(7,658)	(897)
*	DoorDash Inc. Class A	(13,532)	(860)
	Monro Inc.	(17,380)	(859)
	Cheesecake Factory Inc.	(22,102)	(775)
	Gentex Corp.	(25,885)	(726)
*	Crocs Inc.	(5,586)	(706)
*	Topgolf Callaway Brands Corp.	(26,921)	(582)
*	Adient plc	(13,982)	(573)
*	Helen of Troy Ltd.	(5,918)	(563)
			(58,440)
Consumer Staples (-4.5%)
	McCormick & Co. Inc.	(51,115)	(4,253)
*	Celsius Holdings Inc.	(38,850)	(3,611)

		Shares	Market Value ($000)
*	Grocery Outlet Holding Corp.	(116,160)	(3,283)
	J & J Snack Foods Corp.	(19,712)	(2,922)
	Reynolds Consumer Products Inc.	(104,513)	(2,874)
	Walgreens Boots Alliance Inc.	(60,233)	(2,083)
	Utz Brands Inc.	(109,705)	(1,807)
	MGP Ingredients Inc.	(15,705)	(1,519)
*	National Beverage Corp.	(22,939)	(1,209)
*	Beauty Health Co.	(66,462)	(839)
	Spectrum Brands Holdings Inc.	(10,145)	(672)
	Universal Corp.	(12,692)	(671)
	United Natural Foods Inc.	(16,634)	(438)
			(26,181)
Energy (-6.3%)
*	Green Plains Inc.	(156,629)	(4,854)
	Kinetik Holdings Inc. Class A	(154,307)	(4,830)
	Kinder Morgan Inc.	(247,673)	(4,337)
	Enviva Inc.	(144,749)	(4,180)
	Baker Hughes Co. Class A	(100,362)	(2,896)
*	CNX Resources Corp.	(154,066)	(2,468)
*	Expro Group Holdings NV	(133,341)	(2,448)
*	Valaris Ltd.	(33,496)	(2,179)
	Northern Oil and Gas Inc.	(54,445)	(1,652)
*	Noble Corp. plc	(38,045)	(1,502)
	Antero Midstream Corp.	(115,562)	(1,212)
*	Peabody Energy Corp.	(33,849)	(867)
*	Dril-Quip Inc.	(29,554)	(848)
	Scorpio Tankers Inc.	(12,904)	(727)
	EQT Corp.	(19,969)	(637)
*	Uranium Energy Corp.	(214,427)	(618)
	NOV Inc.	(32,688)	(605)
			(36,860)
Financials (-14.9%)
*	Ryan Specialty Holdings Inc.	(126,945)	(5,108)
	S&P Global Inc.	(14,677)	(5,060)
	Cincinnati Financial Corp.	(42,711)	(4,787)
	Morningstar Inc.	(22,769)	(4,623)
	Moelis & Co. Class A	(119,534)	(4,595)
	Kemper Corp.	(82,809)	(4,526)
*	Mr Cooper Group Inc.	(106,230)	(4,352)
	United Bankshares Inc.	(121,890)	(4,291)
	Artisan Partners Asset Management Inc. Class A	(112,395)	(3,594)
*	SoFi Technologies Inc.	(558,824)	(3,392)
	Allstate Corp.	(30,570)	(3,388)
	Franklin Resources Inc.	(123,029)	(3,314)
*	BRP Group Inc. Class A	(121,280)	(3,088)
	Lakeland Financial Corp.	(46,346)	(2,903)
	Erie Indemnity Co. Class A	(9,391)	(2,176)
	WisdomTree Investments Inc.	(370,484)	(2,171)
	CVB Financial Corp.	(124,803)	(2,082)
	T Rowe Price Group Inc.	(16,957)	(1,914)
	Northwest Bancshares Inc.	(158,345)	(1,905)
	First Financial Bankshares Inc.	(55,523)	(1,771)
	Selective Insurance Group Inc.	(17,475)	(1,666)
	Hilltop Holdings Inc.	(55,341)	(1,642)
	PennyMac Financial Services Inc.	(25,807)	(1,538)
	PJT Partners Inc.	(19,763)	(1,427)
	Encore Capital Group Inc.	(25,589)	(1,291)

		Shares	Market Value ($000)
	New York Community Bancorp Inc.	(131,059)	(1,185)
	ServisFirst Bancshares Inc.	(19,235)	(1,051)
	Progressive Corp.	(7,257)	(1,038)
*	Trupanion Inc.	(23,995)	(1,029)
	Horace Mann Educators Corp.	(30,470)	(1,020)
	Mercury General Corp.	(26,769)	(850)
	White Mountains Insurance Group Ltd.	(554)	(763)
	Ares Management Corp. Class A	(8,144)	(680)
	Live Oak Bancshares Inc.	(27,535)	(671)
	Credit Acceptance Corp.	(1,507)	(657)
	Bank of Hawaii Corp.	(11,279)	(587)
	Independent Bank Group Inc.	(11,670)	(541)
	United Community Banks Inc.	(16,661)	(469)
	FB Financial Corp.	(13,350)	(415)
			(87,560)
Health Care (-9.7%)
*	ICU Medical Inc.	(30,258)	(4,991)
*	R1 RCM Inc.	(317,116)	(4,757)
	Neogen Corp.	(245,240)	(4,542)
*	agilon health Inc.	(182,542)	(4,335)
*	Axsome Therapeutics Inc.	(56,511)	(3,486)
*	Halozyme Therapeutics Inc.	(90,235)	(3,446)
*	OPKO Health Inc.	(1,942,699)	(2,836)
*	Penumbra Inc.	(9,579)	(2,670)
*	Cerevel Therapeutics Holdings Inc.	(101,107)	(2,466)
	Arcellx Inc.	(78,915)	(2,431)
*	Illumina Inc.	(9,565)	(2,224)
*	AdaptHealth Corp. Class A	(171,765)	(2,135)
	Select Medical Holdings Corp.	(77,250)	(1,997)
	Mesa Laboratories Inc.	(11,422)	(1,996)
*	Align Technology Inc.	(5,716)	(1,910)
*	QuidelOrtho Corp.	(14,862)	(1,324)
*	Avid Bioservices Inc.	(64,977)	(1,219)
*	Cutera Inc.	(50,066)	(1,183)
*	Revance Therapeutics Inc.	(34,115)	(1,099)
*	Repligen Corp.	(6,353)	(1,070)
*	Alnylam Pharmaceuticals Inc.	(5,122)	(1,026)
*	Krystal Biotech Inc.	(12,568)	(1,006)
*	Pacira BioSciences Inc.	(24,343)	(993)
*	AbCellera Biologics Inc.	(122,823)	(926)
*	Innoviva Inc.	(51,394)	(578)
*	Arvinas Inc.	(20,906)	(571)
			(57,217)
Industrials (-16.7%)
*	Mercury Systems Inc.	(100,549)	(5,140)
	Quanta Services Inc.	(30,540)	(5,089)
	A O Smith Corp.	(73,169)	(5,060)
*	FTI Consulting Inc.	(25,526)	(5,038)
*	RBC Bearings Inc.	(21,318)	(4,961)
*	MasTec Inc.	(52,151)	(4,925)
*	Hayward Holdings Inc.	(413,854)	(4,850)
	Equifax Inc.	(22,618)	(4,588)
*	Construction Partners Inc. Class A	(166,765)	(4,493)
	Stanley Black & Decker Inc.	(54,404)	(4,384)
	AAON Inc.	(42,877)	(4,146)
	Greenbrier Cos. Inc.	(119,462)	(3,843)
*	3D Systems Corp.	(330,721)	(3,545)

		Shares	Market Value ($000)
*	XPO Logistics Inc.	(106,649)	(3,402)
*	Sun Country Airlines Holdings Inc.	(152,247)	(3,121)
	CH Robinson Worldwide Inc.	(30,431)	(3,024)
*	KAR Auction Services Inc.	(204,559)	(2,798)
	Flowserve Corp.	(82,249)	(2,797)
	Core & Main Inc. Class A	(109,346)	(2,526)
	Northrop Grumman Corp.	(5,031)	(2,323)
	FedEx Corp.	(10,025)	(2,291)
*	Driven Brands Holdings Inc.	(58,077)	(1,760)
*	SiteOne Landscape Supply Inc.	(12,490)	(1,710)
*	Chart Industries Inc.	(12,867)	(1,614)
*	Fluor Corp.	(51,508)	(1,592)
*	AeroVironment Inc.	(15,268)	(1,399)
	Zurn Elkay Water Solutions Corp.	(48,429)	(1,034)
	API Group Corp.	(42,762)	(961)
	Granite Construction Inc.	(19,265)	(791)
*	Healthcare Services Group Inc.	(53,921)	(748)
*	Saia Inc.	(2,539)	(691)
	Steelcase Inc. Class A	(80,508)	(678)
	ICF International Inc.	(6,068)	(666)
*	Parsons Corp.	(14,603)	(653)
	Mueller Water Products Inc. Class A	(45,207)	(630)
*	Uber Technologies Inc.	(18,359)	(582)
			(97,853)
Information Technology (-14.7%)
*	Aspen Technology Inc.	(24,122)	(5,521)
*	DoubleVerify Holdings Inc.	(162,578)	(4,902)
*	Unity Software Inc.	(148,036)	(4,802)
*	Envestnet Inc.	(79,296)	(4,652)
*	SentinelOne Inc. Class A	(270,050)	(4,418)
*	Lumentum Holdings Inc.	(76,557)	(4,135)
*	Jamf Holding Corp.	(212,296)	(4,123)
*	Advanced Micro Devices Inc.	(40,263)	(3,946)
*	Mirion Technologies Inc. Class A	(454,997)	(3,886)
*	Paycor HCM Inc.	(143,844)	(3,815)
	Gen Digital Inc.	(199,012)	(3,415)
*	nCino Inc.	(132,051)	(3,272)
*	Coherent Corp.	(83,907)	(3,195)
	Power Integrations Inc.	(36,549)	(3,093)
	Corning Inc.	(62,214)	(2,195)
	Teradyne Inc.	(19,640)	(2,111)
*	Rambus Inc.	(35,832)	(1,837)
	Methode Electronics Inc.	(40,732)	(1,787)
	ADTRAN Holdings Inc.	(112,185)	(1,779)
	Cognex Corp.	(35,051)	(1,737)
*	Olo Inc. Class A	(204,256)	(1,667)
*	I3 Verticals Inc. Class A	(53,561)	(1,314)
	Bentley Systems Inc. Class B	(30,327)	(1,304)
*	Sabre Corp.	(276,591)	(1,187)
*	MeridianLink Inc.	(67,073)	(1,160)
	Fidelity National Information Services Inc.	(20,986)	(1,140)
	MKS Instruments Inc.	(12,552)	(1,112)
	Harmonic Inc.	(68,657)	(1,002)
*	Guidewire Software Inc.	(12,037)	(988)
*	First Solar Inc.	(4,021)	(875)
	Knowles Corp.	(45,126)	(767)
	Flywire Corp.	(25,850)	(759)
*	PAR Technology Corp.	(20,138)	(684)

		Shares	Market Value ($000)
*	indie Semiconductor Inc. Class A	(62,888)	(663)
	Sprout Social Inc. Class A	(10,609)	(646)
	Digi International Inc.	(18,502)	(623)
*	Wolfspeed Inc.	(8,957)	(582)
	Alliance Data Systems Corp.	(17,382)	(527)
*	Marqeta Inc. Class A	(107,460)	(491)
			(86,112)
Materials (-7.1%)
	Westlake Corp.	(44,287)	(5,136)
	Hecla Mining Co.	(806,875)	(5,108)
	Royal Gold Inc.	(36,082)	(4,680)
	SSR Mining Inc.	(284,084)	(4,295)
*	Novagold Resources Inc.	(600,144)	(3,733)
	Mativ Holdings Inc.	(171,118)	(3,674)
	Quaker Chemical Corp.	(15,643)	(3,097)
	Scotts Miracle-Gro Co.	(39,071)	(2,725)
	Worthington Industries Inc.	(37,243)	(2,408)
	International Flavors & Fragrances Inc.	(24,808)	(2,281)
	Ball Corp.	(28,541)	(1,573)
	Kaiser Aluminum Corp.	(17,111)	(1,277)
	Piedmont Lithium Inc.	(14,821)	(890)
	DuPont de Nemours Inc.	(8,715)	(625)
			(41,502)
Real Estate (-6.6%)
	Welltower Inc.	(70,099)	(5,026)
	Healthcare Realty Trust Inc. Class A	(255,551)	(4,940)
	Elme Communities	(268,657)	(4,798)
	Omega Healthcare Investors Inc.	(155,849)	(4,272)
	NETSTREIT Corp.	(191,026)	(3,492)
	National Health Investors Inc.	(62,623)	(3,230)
	Easterly Government Properties Inc. Class A	(219,951)	(3,022)
	Medical Properties Trust Inc.	(337,382)	(2,773)
	eXp World Holdings Inc.	(210,574)	(2,672)
	Vornado Realty Trust	(118,112)	(1,815)
	Uniti Group Inc.	(375,535)	(1,333)
	Pebblebrook Hotel Trust	(45,787)	(643)
	Ventas Inc.	(13,093)	(568)
			(38,584)
Utilities (-4.3%)
*	Southwest Gas Holdings Inc.	(78,193)	(4,883)
	Atmos Energy Corp.	(43,356)	(4,871)
	American Water Works Co. Inc.	(31,519)	(4,617)
	Spire Inc.	(59,167)	(4,150)
	Brookfield Renewable Corp. Class A	(94,727)	(3,311)
*	Sunnova Energy International Inc.	(155,747)	(2,433)
	Dominion Energy Inc.	(11,432)	(639)

	Shares	Market Value ($000)
Altus Power Inc. Class A	(112,385)	(616)
		(25,520)
Total Common Stocks Sold Short (Proceeds $568,300)		(580,412)
Other Assets and Other Liabilities—Net (99.0%)		580,509
Net Assets (100%)		586,063
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $357,978,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $147,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.